Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories
5.	Inventories

The Company’s inventories at December 31, 2025 and 2024, consisted of the following (figures are in thousands of USD):

	December 31,
	2025	2024
Finished goods	$78,668	$73,789
Raw materials	25,758	19,946
Work in process	19,992	18,823
Balance at end of year	$124,418	$112,558

The Company recorded $11.0 million, $10.1 million and $4.8 million of provision of inventory impairment to cost of product sold for the years ended December 31, 2025, 2024 and 2023, respectively.